                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-9537

                     MFS CALIFORNIA INSURED MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2009 - June 30, 2010

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09537
Reporting Period: 07/01/2009 - 06/30/2010
MFS California Insured Municipal Fund









==================== MFS California Insured Municipal Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA INSURED MUNICIPAL FUND


By (Signature and Title) MARIA F. DWYER*
                         -------------------------------------------
                         Maria F. Dwyer, Principal Executive Officer

Date: August 26, 2010


*By (Signature and Title) /s/ Susan S. Newton
                          ------------------------------------------
                          Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of Maria F. Dwyer pursuant to a Power of Attorney dated October 27, 2008. (1)

(1) Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 42 filed with the SEC via EDGAR on June 25, 2009.